Commitments and Contingencies - Schedule of Future Minimum Lease Payments for Capital Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
2017	$ 441
2018	154
2019	89
2020	5
2021
Total payments remaining	689
Less: portion representing interest	(26)
Principal portion	663
Less: unamortized deferred financing costs	(46)
Capital lease balance	617
Less: current maturities of capital lease obligations	(379)	$ (321)
Capital lease, net of current maturities	$ 238	$ 271